Fair Value of Financial Instruments (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Short term, unsecured, promissory notes	$ 839,000	$ 143,000	$ 8,500
Short term debt, discounts	284,216	60	0
Convertible debentures	270,000	300,000	671,940
Convertible debentures, discounts	$ 192,961	$ 241,634	$ 287,802